Portfolio of Investments May 31, 2025
Preferred Securities and Income
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.5%
2550825960 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 50 .5% 2550825960
AUTOMOBILES & COMPONENTS - 1.2%
$ 43,118,000 (a) General Motors Financial Co Inc 5 .750 % N/A $ 41,511,076
21,979,000 (a),(b) General Motors Financial Co Inc 5 .700 N/A 21,084,639
TOTAL AUTOMOBILES & COMPONENTS 62,595,715
BANKS - 18.7%
26,726,000 (a),(b) Bank of America Corp 6 .300 N/A 26,930,293
8,030,000 (a) Bank of America Corp 5 .875 N/A 8,080,075
6,780,000 (a),(b) Bank of America Corp 4 .375 N/A 6,566,353
62,366,000 (a) Bank of America Corp 6 .625 N/A 63,354,376
70,435,000 Bank of Montreal 7 .300 11/26/84 70,490,714
37,542,000 Bank of Montreal 7 .700 05/26/84 38,722,396
15,255,000 Bank of Nova Scotia/The 8 .000 01/27/84 16,072,104
38,668,000 Canadian Imperial Bank of Commerce 6 .950 01/28/85 38,380,960
31,871,000 (a) Citigroup Inc 7 .625 N/A 33,243,939
34,157,000 (a) Citigroup Inc 7 .125 N/A 34,540,071
9,885,000 (a),(b) Citigroup Inc 7 .375 N/A 10,205,093
13,777,000 (a),(b) Citigroup Inc 6 .250 N/A 13,914,563
33,224,000 (a),(b) Citigroup Inc 7 .000 N/A 34,099,319
11,994,000 (a) Citigroup Inc 4 .150 N/A 11,655,287
3,846,000 (a),(c) Citizens Financial Group Inc (TSFR3M + 3.419%) 7 .703 N/A 3,811,471
16,865,000 (a) Citizens Financial Group Inc 4 .000 N/A 16,339,063
6,770,000 (a),(d) Farm Credit Bank of Texas 6 .200 N/A 6,719,225
10,336,000 (a) Fifth Third Bancorp 4 .500 N/A 10,270,580
7,016,000 (a),(c) Fifth Third Bancorp (TSFR3M + 3.295%) 7 .594 N/A 6,983,853
20,174,000 (a),(b),(c) First Citizens BancShares Inc/NC (TSFR3M + 4.234%) 8 .533 N/A 20,580,688
26,515,000 (a) Huntington Bancshares Inc/OH 5 .625 N/A 26,435,948
33,799,000 (a) JPMorgan Chase & Co 6 .500 N/A 34,256,606
4,657,000 (a) JPMorgan Chase & Co 3 .650 N/A 4,541,543
73,116,000 (a) JPMorgan Chase & Co 6 .875 N/A 76,237,217
6,491,000 (a) KeyCorp 5 .000 N/A 6,368,054
14,785,000 (a) M&T Bank Corp 3 .500 N/A 13,853,477
5,323,000 (a) M&T Bank Corp 5 .125 N/A 5,247,422
16,330,000 (a) PNC Financial Services Group Inc/The 3 .400 N/A 15,544,004
8,444,000 (a),(b) PNC Financial Services Group Inc/The 5 .000 N/A 8,382,630
14,835,000 (a) PNC Financial Services Group Inc/The 6 .000 N/A 14,862,489
6,555,000 (a),(b) PNC Financial Services Group Inc/The 6 .200 N/A 6,646,639
45,844,000 (a) PNC Financial Services Group Inc/The 6 .250 N/A 46,022,975
20,719,000 Toronto-Dominion Bank/The 8 .125 10/31/82 21,699,651
48,536,000 (a) Truist Financial Corp 6 .669 N/A 48,223,977
24,314,000 (a) Truist Financial Corp 5 .100 N/A 23,648,234
2,988,000 (a),(b) US Bancorp 5 .300 N/A 2,962,372
44,179,000 (a) Wells Fargo & Co 6 .850 N/A 45,405,100
24,750,000 (a),(b) Wells Fargo & Co 7 .625 N/A 26,364,715
39,036,000 (a) Wells Fargo & Co 3 .900 N/A 38,435,025
6,580,000 Wells Fargo & Co 7 .950 11/15/29 7,323,534
TOTAL BANKS 943,422,035
CAPITAL GOODS - 1.6%
12,383,000 (a) Air Lease Corp 6 .000 N/A 12,014,419
11,955,000 (a) Air Lease Corp 4 .650 N/A 11,759,396
5,586,000 (a) Air Lease Corp 4 .125 N/A 5,382,954
18,564,000 (d) ILFC E-Capital Trust I 6 .117 12/21/65 15,335,880
43,963,000 (d) ILFC E-Capital Trust I 6 .367 12/21/65 36,925,544
TOTAL CAPITAL GOODS 81,418,193
ENERGY - 2.9%
4,735,000 Enbridge Inc 5 .500 07/15/77 4,616,341
14,306,000 Enbridge Inc 5 .750 07/15/80 13,820,829
12,755,000 Enbridge Inc 7 .625 01/15/83 13,205,080
2,874,000 (a) Energy Transfer LP 6 .625 N/A 2,830,580
42,194,000 (a) Energy Transfer LP 7 .125 N/A 42,375,350

Portfolio of Investments May 31, 2025
(continued)
Preferred Securities and Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY (continued)
$ 11,442,000 (a) Energy Transfer LP 6 .500 % N/A $ 11,413,172
5,335,000 Energy Transfer LP 8 .000 05/15/54 5,592,088
8,380,000 (d) South Bow Canadian Infrastructure Holdings Ltd 7 .500 03/01/55 8,356,296
4,125,000 Transcanada Trust 5 .875 08/15/76 4,096,000
31,347,000 Transcanada Trust 5 .600 03/07/82 29,479,437
11,570,000 (a),(d) Venture Global LNG Inc 9 .000 N/A 10,912,483
TOTAL ENERGY 146,697,656
FINANCIAL SERVICES - 8.0%
20,600,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .500 01/31/56 20,305,006
17,895,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .950 03/10/55 18,355,019
19,925,000 (a) Ally Financial Inc 4 .700 N/A 17,403,950
14,202,000 (a) Ally Financial Inc 4 .700 N/A 13,417,713
20,885,000 (a),(d) American AgCredit Corp 5 .250 N/A 19,736,325
13,930,000 (a) American Express Co 3 .550 N/A 13,471,055
13,295,000 (a),(d) Capital Farm Credit ACA 5 .000 N/A 12,862,913
5,000,000 (a),(b) Capital One Financial Corp 5 .500 N/A 4,865,000
11,655,000 (a),(b) Capital One Financial Corp 3 .950 N/A 11,313,944
20,975,000 (a) Charles Schwab Corp/The 4 .000 N/A 20,728,485
3,955,000 Citigroup Capital III 7 .625 12/01/36 4,323,269
6,700,000 (a),(d) Compeer Financial ACA 4 .875 N/A 6,432,001
20,175,000 (a),(b) Goldman Sachs Group Inc/The 7 .500 N/A 21,098,450
45,460,000 (a) Goldman Sachs Group Inc/The 7 .500 N/A 47,341,680
33,489,000 (a),(b) Goldman Sachs Group Inc/The 6 .125 N/A 32,670,442
36,992,000 (a) Goldman Sachs Group Inc/The 6 .850 N/A 37,297,628
12,486,000 (a) Goldman Sachs Group Inc/The 5 .300 N/A 12,446,908
28,868,000 (a),(b) Goldman Sachs Group Inc/The 7 .379 N/A 29,015,400
30,495,000 (a) State Street Corp 6 .700 N/A 31,128,381
26,248,000 (a) Voya Financial Inc 7 .758 N/A 27,040,899
TOTAL FINANCIAL SERVICES 401,254,468
FOOD, BEVERAGE & TOBACCO - 2.8%
13,835,000 (a),(d) Dairy Farmers of America Inc 7 .125 N/A 13,039,487
39,310,000 (a),(d) Land O' Lakes Inc 8 .000 N/A 35,763,574
64,838,000 (a),(d) Land O' Lakes Inc 7 .250 N/A 55,114,025
46,071,000 (a),(d) Land O' Lakes Inc 7 .000 N/A 37,716,757
TOTAL FOOD, BEVERAGE & TOBACCO 141,633,843
HEALTH CARE EQUIPMENT & SERVICES - 0.2%
7,648,000 CVS Health Corp 6 .750 12/10/54 7,444,501
4,343,000 CVS Health Corp 7 .000 03/10/55 4,374,561
TOTAL HEALTH CARE EQUIPMENT & SERVICES 11,819,062
INSURANCE - 8.8%
7,115,000 Aegon Ltd 5 .500 04/11/48 7,073,152
7,025,000 American International Group Inc 5 .750 04/01/48 7,028,302
51,650,000 Assurant Inc 7 .000 03/27/48 52,393,928
64,240,000 (d) Assured Guaranty Municipal Holdings Inc 6 .400 12/15/66 59,290,894
19,875,000 AXIS Specialty Finance LLC 4 .900 01/15/40 18,858,777
22,597,000 Corebridge Financial Inc 6 .375 09/15/54 21,988,662
14,288,000 Enstar Finance LLC 5 .500 01/15/42 13,894,973
9,883,000 (d) Enstar Group Ltd 7 .500 04/01/45 10,006,528
5,830,000 (d) Fidelis Insurance Holdings Ltd 6 .625 04/01/41 5,786,275
24,448,000 (d) MetLife Inc 9 .250 04/08/38 28,660,684
4,531,000 (a),(b) MetLife Inc 5 .875 N/A 4,580,556
11,023,000 MetLife Inc 6 .350 03/15/55 11,088,311
14,051,000 PartnerRe Finance B LLC 4 .500 10/01/50 12,990,658
21,542,000 Provident Financing Trust I 7 .405 03/15/38 22,766,984
13,400,000 Prudential Financial Inc 6 .500 03/15/54 13,604,166
8,234,000 Prudential Financial Inc 5 .125 03/01/52 7,911,170
9,285,000 Reinsurance Group of America Inc 6 .650 09/15/55 9,114,796
87,709,000 (a),(b),(d) SBL Holdings Inc 9 .508 N/A 85,290,147
55,600,000 (a),(d) SBL Holdings Inc 6 .500 N/A 50,448,287
TOTAL INSURANCE 442,777,250

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT - 0.4%
$ 8,767,000 (a),(d) Farm Credit Bank of Texas 7 .750 % N/A $ 9,074,204
10,628,000 Paramount Global 6 .375 03/30/62 10,388,840
TOTAL MEDIA & ENTERTAINMENT 19,463,044
TELECOMMUNICATION SERVICES - 1.3%
14,843,000 Bell Telephone Co of Canada or Bell Canada 7 .000 09/15/55 14,883,091
17,730,000 Rogers Communications Inc 7 .125 04/15/55 17,755,714
22,509,000 Vodafone Group PLC 7 .000 04/04/79 23,153,433
9,350,000 Vodafone Group PLC 4 .125 06/04/81 8,400,933
TOTAL TELECOMMUNICATION SERVICES 64,193,171
UTILITIES - 4.6%
5,575,000 (d) AES Andes SA 8 .150 06/10/55 5,691,467
6,473,000 AES Corp/The 7 .600 01/15/55 6,524,215
7,093,000 (d) AltaGas Ltd 7 .200 10/15/54 6,937,221
11,494,000 American Electric Power Co Inc 3 .875 02/15/62 10,972,946
10,244,000 CMS Energy Corp 6 .500 06/01/55 10,109,244
6,574,000 Dominion Energy Inc 7 .000 06/01/54 6,908,124
8,455,000 (b) Duke Energy Corp 6 .450 09/01/54 8,541,136
13,579,000 (a) Edison International 5 .000 N/A 12,120,751
14,247,000 (a) Edison International 5 .375 N/A 13,526,052
35,009,000 Emera Inc 6 .750 06/15/76 35,180,964
18,153,000 Entergy Corp 7 .125 12/01/54 18,559,300
11,121,000 EUSHI Finance Inc 7 .625 12/15/54 11,369,898
15,071,000 NextEra Energy Capital Holdings Inc 6 .750 06/15/54 15,409,449
10,443,000 PG&E Corp 7 .375 03/15/55 10,225,943
11,762,000 Sempra 4 .125 04/01/52 11,103,186
14,485,000 Sempra 6 .550 04/01/55 13,553,183
10,626,000 Southern Co/The 4 .000 01/15/51 10,533,697
3,395,000 (a),(d) Vistra Corp 8 .000 N/A 3,484,329
17,517,000 (a),(d) Vistra Corp 8 .875 N/A 18,815,605
5,900,000 (a),(d) Vistra Corp 7 .000 N/A 5,984,813
TOTAL UTILITIES 235,551,523
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(Cost $2,536,162,973) 2,550,825,960
SHARES DESCRIPTION RATE VALUE
502718426 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 10 .0% 502718426
BANKS - 1.3%
486,433 Fifth Third Bancorp 8 .296 12,496,464
280,000 (c) Huntington Bancshares Inc/OH (TSFR3M + 2.962%) 7 .218 6,763,960
285,287 KeyCorp 6 .125 6,935,327
1,355,330 KeyCorp 6 .200 33,612,184
1,875 KeyCorp 5 .625 39,206
10,825 KeyCorp 5 .650 223,103
302,269 Regions Financial Corp 5 .700 6,855,461
TOTAL BANKS 66,925,705
FINANCIAL SERVICES - 2.8%
680,940 Bank of New York Mellon Corp/The 6 .150 17,255,020
558,300 Equitable Holdings Inc 5 .250 11,026,425
518,768 Morgan Stanley 6 .375 12,756,505
1,344,835 Morgan Stanley 5 .850 30,931,205
870,125 Morgan Stanley 6 .625 22,370,914
242,300 Morgan Stanley 6 .500 6,198,034
322,188 Morgan Stanley 6 .875 8,161,022
350,835 Synchrony Financial 5 .625 6,244,863
1,058,054 Voya Financial Inc 5 .350 25,520,262
TOTAL FINANCIAL SERVICES 140,464,250
FOOD, BEVERAGE & TOBACCO - 1.3%
193,870 CHS Inc 7 .875 5,251,938
1,451,502 CHS Inc 7 .100 36,926,211
528,896 CHS Inc 6 .750 13,222,400
44,881 CHS Inc 7 .500 1,146,710

Portfolio of Investments May 31, 2025
(continued)
Preferred Securities and Income

SHARES DESCRIPTION RATE VALUE
FOOD, BEVERAGE & TOBACCO (continued)
79,800 (d) Dairy Farmers of America Inc 7 .875% $ 7,620,900
TOTAL FOOD, BEVERAGE & TOBACCO 64,168,159
INSURANCE - 4.5%
1,233,711 American National Group Inc 6 .625 30,793,427
504,425 American National Group Inc 7 .375 12,615,669
603,290 (b) Aspen Insurance Holdings Ltd 5 .625 12,138,195
363,750 Aspen Insurance Holdings Ltd 7 .125 8,999,175
191,504 Assurant Inc 5 .250 3,784,119
396,416 Athene Holding Ltd 6 .375 9,989,683
540,503 Athene Holding Ltd 7 .750 13,728,776
1,006,376 Athene Holding Ltd 6 .350 23,488,816
1,550,528 Delphi Financial Group Inc 7 .778 37,212,672
1,208,861 Enstar Group Ltd 7 .000 26,075,132
398,900 Maiden Holdings North America Ltd 7 .750 6,861,080
23,571 PartnerRe Ltd 4 .875 403,253
853,330 Reinsurance Group of America Inc 5 .750 21,060,184
556,200 Reinsurance Group of America Inc 7 .125 14,316,588
221,929 Selective Insurance Group Inc 4 .600 3,726,188
TOTAL INSURANCE 225,192,957
TELECOMMUNICATION SERVICES - 0.1%
314,900 AT&T Inc 4 .750 5,967,355
TOTAL TELECOMMUNICATION SERVICES 5,967,355
TOTAL $25 PAR (OR SIMILAR) RETAIL PREFERRED
(Cost $532,798,519) 502,718,426
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
1373025473 CONTINGENT CAPITAL SECURITIES - 27 .2% 1373025473
BANKS - 23.2%
$ 25,782,000 (a),(e) Banco Bilbao Vizcaya Argentaria SA 6 .125 N/A 24,806,256
44,883,000 (a),(e) Banco Bilbao Vizcaya Argentaria SA 9 .375 N/A 49,261,830
52,800,000 (a),(b),(e) Banco Bilbao Vizcaya Argentaria SA 7 .750 N/A 52,395,679
44,400,000 (a),(e) Banco Santander SA 8 .000 N/A 46,438,537
15,435,000 (a),(e) Banco Santander SA 4 .750 N/A 14,783,959
78,000,000 (a),(e) Banco Santander SA 9 .625 N/A 89,683,620
27,101,000 (a),(e) Barclays PLC 7 .625 N/A 26,772,864
31,020,000 (a),(e) Barclays PLC 8 .000 N/A 32,352,743
96,433,000 (a),(e) Barclays PLC 9 .625 N/A 106,446,603
38,013,000 (a),(d),(e) BNP Paribas SA 8 .500 N/A 40,263,750
64,308,000 (a),(d),(e) BNP Paribas SA 7 .750 N/A 66,895,947
44,789,000 (a),(d),(e) BNP Paribas SA 8 .000 N/A 46,834,603
12,374,000 (a),(b),(d),(e) Credit Agricole SA 8 .125 N/A 12,543,400
91,179,000 (a),(b),(d),(e) Credit Agricole SA 6 .700 N/A 87,685,677
38,874,000 (a),(b),(e) HSBC Holdings PLC 6 .950 N/A 38,638,700
40,169,000 (a),(e) HSBC Holdings PLC 6 .000 N/A 39,914,521
26,462,000 (a),(b),(e) HSBC Holdings PLC 6 .500 N/A 26,572,029
23,395,000 (a),(b),(e) HSBC Holdings PLC 6 .875 N/A 23,542,833
46,559,000 (a),(b),(e) ING Groep NV 5 .750 N/A 46,271,661
35,587,000 (a),(b),(e) Lloyds Banking Group PLC 6 .750 N/A 34,596,781
37,007,000 (a),(e) Lloyds Banking Group PLC 8 .000 N/A 38,898,835
12,494,000 (a),(e) NatWest Group PLC 8 .000 N/A 12,531,182
74,300,000 (a),(e) NatWest Group PLC 8 .125 N/A 78,777,935
19,767,000 (a),(b),(d),(e) Nordea Bank Abp 6 .300 N/A 19,106,733
54,126,000 (a),(d),(e) Societe Generale SA 10 .000 N/A 58,868,358
49,975,000 (a),(d),(e) Societe Generale SA 8 .500 N/A 51,293,440
TOTAL BANKS 1,166,178,476
FINANCIAL SERVICES - 3.1%
26,319,000 (a),(e) Deutsche Bank AG 6 .000 N/A 26,166,400
29,805,000 (a),(d),(e) UBS Group AG 9 .250 N/A 32,433,920
14,220,000 (a),(b),(d),(e) UBS Group AG 7 .750 N/A 14,943,997
15,187,000 (a),(e) UBS Group AG, Reg S 6 .875 N/A 15,193,075

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES (continued)
$ 62,094,000 (a),(d),(e) UBS Group AG 9 .250 % N/A $ 70,892,037
TOTAL FINANCIAL SERVICES 159,629,429
INSURANCE - 0.9%
45,898,000 (a),(e) Phoenix Group Holdings PLC, Reg S 8 .500 N/A 47,217,568
TOTAL INSURANCE 47,217,568
TOTAL CONTINGENT CAPITAL SECURITIES
(Cost $1,331,486,314) 1,373,025,473
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
471170354 CORPORATE BONDS - 9 .3% 471170354
BANKS - 6.8%
16,450,000 (a),(d),(e) Banco Mercantil del Norte SA/Grand Cayman 7 .625 N/A 16,537,086
10,700,000 (a),(b),(d),(e) Banco Mercantil del Norte SA/Grand Cayman 7 .500 N/A 10,611,722
27,655,400 (a),(d),(e) Banco Mercantil del Norte SA/Grand Cayman 8 .750 N/A 27,555,661
32,326,000 (a),(d),(e) BNP Paribas SA 7 .375 N/A 32,538,091
8,861,000 (a),(b),(d),(e) BNP Paribas SA 7 .000 N/A 9,042,783
24,811,000 (a),(d),(e) BNP Paribas SA 9 .250 N/A 26,358,313
38,510,000 (a),(b),(e) HSBC Holdings PLC 8 .000 N/A 40,147,176
14,612,000 (a),(e) HSBC Holdings PLC 6 .950 N/A 14,528,926
33,907,000 (a),(e) ING Groep NV, Reg S 7 .500 N/A 34,797,059
16,560,000 (a),(e) Lloyds Banking Group PLC 7 .500 N/A 16,595,654
26,493,000 (a),(b),(e) NatWest Group PLC 7 .300 N/A 25,955,801
14,535,000 (a),(d),(e) Nordea Bank Abp 6 .625 N/A 14,572,282
45,240,000 (a),(d),(e) Societe Generale SA 9 .375 N/A 47,866,001
25,875,000 (a),(d),(e) Standard Chartered PLC 7 .750 N/A 26,665,171
TOTAL BANKS 343,771,726
ENERGY - 1.2%
55,192,000 Enbridge Inc 8 .500 01/15/84 59,889,888
TOTAL ENERGY 59,889,888
FINANCIAL SERVICES - 1.3%
49,069,000 (f) Credit Suisse Group AG 0 .000 01/17/72 5,642,935
62,450,000 (f) Credit Suisse Group AG 7 .250 03/12/72 7,181,750
12,260,000 (f) Credit Suisse Group AG 6 .380 02/21/72 1,409,900
8,421,000 (f) Credit Suisse Group AG 5 .250 02/11/72 968,415
61,301,000 (f) Credit Suisse Group AG 7 .500 06/11/72 7,049,615
36,075,000 (f) Credit Suisse Group AG 7 .500 01/17/72 4,148,625
40,600,000 (a),(b),(e) Deutsche Bank AG, Reg S 8 .130 N/A 41,107,500
TOTAL FINANCIAL SERVICES 67,508,740
TOTAL CORPORATE BONDS
(Cost $666,624,022) 471,170,354
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
76118392 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1 .5% 76118392
18,191,000 CoBank ACB 6 .250 10/01/73 18,208,445
33,000,000 CoBank ACB 6 .450 01/01/74 32,820,754
6,807,000 CoBank ACB 7 .250 07/01/73 6,911,726
17,887,000 CoBank ACB 7 .125 01/01/74 18,177,467
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $76,046,547) 76,118,392
TOTAL LONG-TERM INVESTMENTS
(Cost $5,143,118,375) 4,973,858,605
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.3%
118,341,979 (g) State Street Navigator Securities Lending Government Money
Market Portfolio
4 .340 (h) 118,341,979
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $118,341,979) 118,341,979

Portfolio of Investments May 31, 2025
(continued)
Preferred Securities and Income

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.2%
9,300,000 REPURCHASE AGREEMENTS - 0 .2% 9,300,000
$ 9,300,000 (i) Fixed Income Clearing Corporation 4 .300% 06/02/25 $ 9,300,000
TOTAL REPURCHASE AGREEMENTS
(Cost $9,300,000) 9,300,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,300,000) 9,300,000
TOTAL INVESTMENTS - 101 .0%
(Cost $ 5,270,760,354 ) 5,101,500,584
OTHER ASSETS & LIABILITIES, NET -  (1.0)% (50,268,123)
NET ASSETS - 100% $ 5,051,232,461
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Perpetual security. Maturity date is not applicable.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $115,355,623.
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $1,269,514,836 or 24.9% of Total Investments.
(e) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 34.5% of Total Investments.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Investments made with cash collateral received from securities on loan.
(h) The rate shown is the one-day yield as of the end of the reporting period.
(i) Agreement with Fixed Income Clearing Corporation, 4.300% dated 5/30/25 to be repurchased at $9,303,333 on 6/2/25, collateralized by Government Agency Securities, with coupon rate 1.375% and maturity date 11/15/31, valued at $9,486,111.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note 2,322 9/25 $ 255,004,197 $ 257,161,500 $ 2,157,303
U.S. Treasury Long Bond 556 9/25 62,060,307 62,706,375 646,068
U.S. Treasury Ultra Bond 535 9/25 61,306,192 62,093,438 787,246
Total $378,370,696 $381,961,313 $3,590,617

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Preferred Securities and Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred $ – $ 2,550,825,960 $ – $ 2,550,825,960
$25 Par (or similar) Retail Preferred 502,718,426 – – 502,718,426
Contingent Capital Securities – 1,373,025,473 – 1,373,025,473
Corporate Bonds – 444,769,114 26,401,240 471,170,354
U.S. Government and Agency Obligations – 76,118,392 – 76,118,392
Investments Purchased with Collateral from Securities
Lending 118,341,979 – – 118,341,979
Short-Term Investments:
Repurchase Agreements – 9,300,000 – 9,300,000
Investments in Derivatives:
Futures Contracts* 3,590,617 – – 3,590,617
Total $ 624,651,022 $ 4,454,038,939 $ 26,401,240 $ 5,105,091,201
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments May 31, 2025
Flexible Income
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.1%
292769022 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 34 .2% 292769022
AUTOMOBILES & COMPONENTS - 0.8%
$ 6,763,000 (a) General Motors Financial Co Inc 6 .500 % N/A $ 6,595,513
613,000 (a),(b) General Motors Financial Co Inc 5 .700 N/A 588,056
TOTAL AUTOMOBILES & COMPONENTS 7,183,569
BANKS - 7.5%
8,965,000 (a) Bank of America Corp 6 .300 N/A 9,033,528
9,050,000 (a) Bank of America Corp 6 .625 N/A 9,193,424
19,271,000 (a) Citigroup Inc 6 .250 N/A 19,463,421
1,453,000 (a) Citigroup Inc 7 .375 N/A 1,500,051
4,025,000 (a),(c) First Citizens BancShares Inc/NC (TSFR3M + 4.234%) 8 .533 N/A 4,106,140
5,825,000 (a) JPMorgan Chase & Co 6 .875 N/A 6,073,661
6,994,000 (a) PNC Financial Services Group Inc/The 6 .200 N/A 7,091,776
7,250,000 (a) Wells Fargo & Co 7 .625 N/A 7,722,997
TOTAL BANKS 64,184,998
ENERGY - 4.7%
5,222,000 Enbridge Inc 8 .500 01/15/84 5,666,491
4,050,000 (a) Energy Transfer LP 7 .125 N/A 4,067,407
13,250,000 Energy Transfer LP 8 .000 05/15/54 13,888,504
5,406,000 (d) South Bow Canadian Infrastructure Holdings Ltd 7 .500 03/01/55 5,390,709
1,150,000 Transcanada Trust 5 .600 03/07/82 1,081,486
7,906,000 Transcanada Trust 5 .875 08/15/76 7,850,419
2,550,000 (a),(d) Venture Global LNG Inc 9 .000 N/A 2,405,085
TOTAL ENERGY 40,350,101
FINANCIAL SERVICES - 4.7%
5,126,700 (a) Ally Financial Inc 4 .700 N/A 4,843,585
2,750,000 (a) American Express Co 3 .550 N/A 2,659,397
5,425,000 (d) Ares Finance Co III LLC 4 .125 06/30/51 5,302,582
11,550,000 (a) Goldman Sachs Group Inc/The 7 .500 N/A 12,078,667
4,750,000 Morgan Stanley 5 .948 01/19/38 4,791,993
10,450,000 (a) State Street Corp 6 .700 N/A 10,667,046
TOTAL FINANCIAL SERVICES 40,343,270
FOOD, BEVERAGE & TOBACCO - 0.8%
2,042,000 (a),(d) Land O' Lakes Inc 8 .000 N/A 1,857,777
3,300,000 (a),(d) Land O' Lakes Inc 7 .250 N/A 2,805,088
3,200,000 (a),(d) Land O' Lakes Inc 7 .000 N/A 2,619,731
TOTAL FOOD, BEVERAGE & TOBACCO 7,282,596
INSURANCE - 1.6%
650,000 Enstar Finance LLC 5 .500 01/15/42 632,120
10,255,000 (d) Liberty Mutual Group Inc 7 .800 03/15/37 11,575,008
1,303,000 MetLife Inc 6 .350 03/15/55 1,310,720
TOTAL INSURANCE 13,517,848
MEDIA & ENTERTAINMENT - 0.2%
1,575,000 Paramount Global 6 .375 03/30/62 1,539,558
TOTAL MEDIA & ENTERTAINMENT 1,539,558
TELECOMMUNICATION SERVICES - 0.4%
3,200,000 Bell Telephone Co of Canada or Bell Canada 7 .000 09/15/55 3,208,643
TOTAL TELECOMMUNICATION SERVICES 3,208,643
UTILITIES - 13.5%
8,250,000 AES Corp/The 7 .600 01/15/55 8,315,274
6,350,000 Dominion Energy Inc 6 .875 02/01/55 6,578,102
7,228,000 Dominion Energy Inc 7 .000 06/01/54 7,595,363
6,125,000 (a) Edison International 5 .000 N/A 5,467,236
1,800,000 (b) Edison International 8 .125 06/15/53 1,778,267
4,514,000 (b) Edison International 7 .875 06/15/54 4,343,023
11,870,000 Emera Inc 6 .750 06/15/76 11,928,305
6,275,000 EUSHI Finance Inc 7 .625 12/15/54 6,415,440
12,090,000 NextEra Energy Capital Holdings Inc 5 .650 05/01/79 11,773,749
2,950,000 NextEra Energy Capital Holdings Inc 6 .750 06/15/54 3,016,248

PRINCIPAL DESCRIPTION VALUE MATURITY VALUE
UTILITIES (continued)
$ 11,775,000 (a),(d) NRG Energy Inc 10 .250 % N/A $ 12,965,029
8,050,000 PG&E Corp 7 .375 03/15/55 7,882,681
908,000 Southern Co/The 6 .375 03/15/55 922,815
20,475,000 (a),(d) Vistra Corp 8 .000 N/A 21,013,738
5,090,000 (a),(d) Vistra Corp 7 .000 N/A 5,163,169
TOTAL UTILITIES 115,158,439
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(Cost $297,239,380) 292,769,022
SHARES DESCRIPTION RATE VALUE
77950494 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 9 .1% 77950494
CAPITAL GOODS - 0.8%
35,950 Chart Industries Inc 6 .750 2,098,761
204,000 WESCO International Inc 10 .625 5,206,080
TOTAL CAPITAL GOODS 7,304,841
FINANCIAL SERVICES - 1.7%
314,799 Morgan Stanley 7 .125 8,033,671
181,000 Morgan Stanley 6 .625 4,653,510
89,574 Morgan Stanley 6 .875 2,268,909
TOTAL FINANCIAL SERVICES 14,956,090
FOOD, BEVERAGE & TOBACCO - 1.4%
90,213 CHS Inc 7 .100 2,295,019
384,432 CHS Inc 6 .750 9,610,800
TOTAL FOOD, BEVERAGE & TOBACCO 11,905,819
INSURANCE - 3.6%
287,059 Allstate Corp/The 7 .375 7,621,416
220,806 Athene Holding Ltd 6 .375 5,564,311
215,192 Athene Holding Ltd 6 .350 5,022,581
169,032 Enstar Group Ltd 7 .000 3,646,020
337,825 Reinsurance Group of America Inc 7 .125 8,695,616
TOTAL INSURANCE 30,549,944
TECHNOLOGY HARDWARE & EQUIPMENT - 0.4%
69,475 Hewlett Packard Enterprise Co 7 .625 3,580,047
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 3,580,047
UTILITIES - 1.2%
85,590 Algonquin Power & Utilities Corp 8 .864 2,190,248
325,775 SCE Trust VII 7 .500 7,463,505
TOTAL UTILITIES 9,653,753
TOTAL $25 PAR (OR SIMILAR) RETAIL PREFERRED
(Cost $81,408,279) 77,950,494
SHARES DESCRIPTION VALUE
83884509 COMMON STOCKS - 9 .8% 83884509
BANKS - 0.8%
13,900 Citigroup Inc 1,046,948
14,600 JPMorgan Chase & Co 3,854,400
31,400 Wells Fargo & Co 2,348,092
TOTAL BANKS 7,249,440
CAPITAL GOODS - 1.2%
26,300 Carrier Global Corp 1,872,560
9,500 General Dynamics Corp 2,645,655
4,500 Hubbell Inc 1,753,110
31,400 nVent Electric PLC 2,066,120
3,400 Parker-Hannifin Corp 2,259,980
TOTAL CAPITAL GOODS 10,597,425
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.1%
2,900 Home Depot Inc/The 1,068,041
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,068,041

Portfolio of Investments May 31, 2025
(continued)
Flexible Income

SHARES DESCRIPTION VALUE
CONSUMER SERVICES - 0.3%
29,200 Boyd Gaming Corp $ 2,189,124
TOTAL CONSUMER SERVICES 2,189,124
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3%
26,600 Walmart Inc 2,625,952
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 2,625,952
ENERGY - 0.5%
5,300 Cheniere Energy Inc 1,256,047
20,800 Exxon Mobil Corp 2,127,840
17,000 Shell PLC, ADR 1,125,740
TOTAL ENERGY 4,509,627
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.5%
8,200 American Tower Corp 1,760,130
55,396 National Storage Affiliates Trust 1,289,065
46,600 Rexford Industrial Realty Inc 1,642,184
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 4,691,379
FINANCIAL SERVICES - 0.7%
3,800 American Express Co 1,117,390
2,100 Ameriprise Financial Inc 1,069,404
13,200 Bank of New York Mellon Corp/The 1,169,652
5,900 (e) Fiserv Inc 960,461
9,900 Morgan Stanley 1,267,497
TOTAL FINANCIAL SERVICES 5,584,404
FOOD, BEVERAGE & TOBACCO - 0.6%
24,500 Coca-Cola Co/The 1,766,450
20,301 Philip Morris International Inc 3,666,158
TOTAL FOOD, BEVERAGE & TOBACCO 5,432,608
HEALTH CARE EQUIPMENT & SERVICES - 0.4%
17,700 Abbott Laboratories 2,364,366
2,300 UnitedHealth Group Inc 694,393
TOTAL HEALTH CARE EQUIPMENT & SERVICES 3,058,759
INSURANCE - 0.5%
8,300 Allstate Corp/The 1,741,921
8,700 Progressive Corp/The 2,478,891
TOTAL INSURANCE 4,220,812
MATERIALS - 0.4%
2,500 (e) Linde PLC 1,168,950
8,300 Nucor Corp 907,688
21,200 Smurfit WestRock PLC 918,596
TOTAL MATERIALS 2,995,234
MEDIA & ENTERTAINMENT - 0.7%
13,000 Alphabet Inc, Class C 2,247,050
29,900 Walt Disney Co/The 3,379,896
TOTAL MEDIA & ENTERTAINMENT 5,626,946
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.6%
7,000 Amgen Inc 2,017,260
5,700 Danaher Corp 1,082,430
39,100 Sanofi SA, ADR 1,930,367
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 5,030,057
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
13,400 Applied Materials Inc 2,100,450
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2,100,450
SOFTWARE & SERVICES - 0.3%
75,700 Gen Digital Inc 2,155,936
TOTAL SOFTWARE & SERVICES 2,155,936
TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
54,900 Corning Inc 2,722,491
106,800 Hewlett Packard Enterprise Co 1,845,504
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 4,567,995

SHARES DESCRIPTION VALUE
TELECOMMUNICATION SERVICES - 0.3%
83,300 AT&T Inc $ 2,315,740
TOTAL TELECOMMUNICATION SERVICES 2,315,740
TRANSPORTATION - 0.1%
4,400 FedEx Corp 959,640
TOTAL TRANSPORTATION 959,640
UTILITIES - 0.8%
37,600 Alliant Energy Corp 2,339,848
27,282 Sempra 2,144,092
26,900 Southern Co/The 2,421,000
TOTAL UTILITIES 6,904,940
TOTAL COMMON STOCKS
(Cost $74,082,412) 83,884,509
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
13840671 CONVERTIBLE BONDS - 1 .6% 13840671
TECHNOLOGY HARDWARE & EQUIPMENT - 1.6%
$ 3,425,000 Seagate HDD Cayman 3 .500% 06/01/28 5,184,471
5,725,000 Western Digital Corp 3 .000 11/15/28 8,656,200
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 13,840,671
TOTAL CONVERTIBLE BONDS
(Cost $12,969,092) 13,840,671
SHARES DESCRIPTION RATE VALUE
18629176 CONVERTIBLE PREFERRED SECURITIES - 2 .2% 18629176
BANKS - 1.7%
1,100 Bank of America Corp 7 .250 1,277,100
11,405 Wells Fargo & Co 7 .500 12,956,080
TOTAL BANKS 14,233,180
CAPITAL GOODS - 0.5%
65,300 Boeing Co/The 6 .000 4,395,996
TOTAL CAPITAL GOODS 4,395,996
TOTAL CONVERTIBLE PREFERRED SECURITIES
(Cost $19,397,844) 18,629,176
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
340772964 CORPORATE BONDS - 39 .9% 340772964
AUTOMOBILES & COMPONENTS - 2.5%
2,550,000 (b),(d) Adient Global Holdings Ltd 7 .500 02/15/33 2,529,921
1,950,000 Ford Motor Co 5 .291 12/08/46 1,537,525
9,365,000 Ford Motor Credit Co LLC 7 .350 11/04/27 9,638,900
7,505,000 (f) General Motors Co 6 .600 04/01/36 7,749,765
TOTAL AUTOMOBILES & COMPONENTS 21,456,111
CAPITAL GOODS - 4.4%
5,450,000 (d) Builders FirstSource Inc 6 .375 03/01/34 5,430,006
3,875,000 (d) Chart Industries Inc 7 .500 01/01/30 4,044,729
3,100,000 (d) Herc Holdings Escrow Inc 7 .000 06/15/30 3,193,699
2,675,000 Regal Rexnord Corp 6 .050 04/15/28 2,746,360
13,025,000 Regal Rexnord Corp 6 .400 04/15/33 13,478,080
3,200,000 (b) United Rentals North America Inc 5 .250 01/15/30 3,180,283
5,847,000 (d) WESCO Distribution Inc 7 .250 06/15/28 5,916,112
TOTAL CAPITAL GOODS 37,989,269
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
2,120,000 (d),(g) CACI International Inc 6 .375 06/15/33 2,161,213
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,161,213
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.3%
8,419,000 Bath & Body Works Inc 6 .875 11/01/35 8,478,943
3,269,000 Nordstrom Inc 5 .000 01/15/44 2,286,406
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 10,765,349

Portfolio of Investments May 31, 2025
(continued)
Flexible Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER SERVICES - 3.3%
$ 5,280,000 (d) Caesars Entertainment Inc 6 .500% 02/15/32 $ 5,322,478
8,100,000 (d) Light & Wonder International Inc 7 .500 09/01/31 8,370,435
1,810,000 (d) NCL Corp Ltd 7 .750 02/15/29 1,903,050
9,586,000 Piedmont Operating Partnership LP 9 .250 07/20/28 10,585,645
2,025,000 Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7 .125 02/15/31 2,123,935
TOTAL CONSUMER SERVICES 28,305,543
ENERGY - 6.6%
5,375,000 (d) Antero Resources Corp 7 .625 02/01/29 5,501,855
7,475,000 (d) Civitas Resources Inc 8 .625 11/01/30 7,371,624
14,668,000 (d) Columbia Pipelines Operating Co LLC 6 .544 11/15/53 14,741,319
5,025,000 Diamondback Energy Inc 6 .250 03/15/33 5,240,547
6,475,000 PBF Holding Co LLC / PBF Finance Corp 6 .000 02/15/28 6,011,977
5,625,000 (d) Permian Resources Operating LLC 7 .000 01/15/32 5,770,097
4,050,000 Valero Energy Corp 6 .625 06/15/37 4,251,389
2,475,000 (d) Venture Global LNG Inc 8 .375 06/01/31 2,512,476
4,825,000 Western Midstream Operating LP 6 .150 04/01/33 4,928,337
TOTAL ENERGY 56,329,621
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.8%
7,917,000 (d) Iron Mountain Inc 7 .000 02/15/29 8,179,591
8,550,000 VICI Properties LP 5 .625 05/15/52 7,642,034
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 15,821,625
FINANCIAL SERVICES - 1.5%
8,914,000 Ally Financial Inc 8 .000 11/01/31 9,974,326
10,500 Merrill Lynch BV 10 .000 11/13/25 2,510,606
TOTAL FINANCIAL SERVICES 12,484,932
FOOD, BEVERAGE & TOBACCO - 1.4%
4,250,000 Altria Group Inc 5 .800 02/14/39 4,207,333
7,500,000 BAT Capital Corp 7 .081 08/02/53 8,138,832
TOTAL FOOD, BEVERAGE & TOBACCO 12,346,165
MATERIALS - 4.9%
10,275,000 ArcelorMittal SA 7 .000 10/15/39 11,143,806
3,645,500 Ashland Inc 6 .875 05/15/43 3,709,971
2,592,000 Celanese US Holdings LLC 6 .415 07/15/27 2,657,578
4,000,000 Celanese US Holdings LLC 7 .050 11/15/30 4,122,320
4,875,000 (b),(d) Owens-Brockway Glass Container Inc 7 .250 05/15/31 4,883,326
8,300,000 (d) Sealed Air Corp 6 .875 07/15/33 8,694,432
6,625,000 Southern Copper Corp 5 .875 04/23/45 6,312,817
TOTAL MATERIALS 41,524,250
MEDIA & ENTERTAINMENT - 3.5%
2,050,000 (d) CCO Holdings LLC / CCO Holdings Capital Corp 7 .375 03/01/31 2,121,750
7,500,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
6 .484 10/23/45 7,217,393
8,324,000 (d) Nexstar Media Inc 5 .625 07/15/27 8,290,715
4,404,000 Paramount Global 6 .875 04/30/36 4,476,683
2,950,000 Time Warner Entertainment Co LP 8 .375 07/15/33 3,388,141
6,325,000 Warnermedia Holdings Inc 5 .141 03/15/52 4,100,232
TOTAL MEDIA & ENTERTAINMENT 29,594,914
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%
13,308,000 (d) Amkor Technology Inc 6 .625 09/15/27 13,351,331
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 13,351,331
SOFTWARE & SERVICES - 1.3%
3,750,000 (d) Gen Digital Inc 7 .125 09/30/30 3,870,705
6,500,000 Oracle Corp 6 .500 04/15/38 6,920,371
TOTAL SOFTWARE & SERVICES 10,791,076
TECHNOLOGY HARDWARE & EQUIPMENT - 2.6%
9,269,000 Hewlett Packard Enterprise Co 6 .350 10/15/45 9,270,891
11,728,000 Seagate HDD Cayman 9 .625 12/01/32 13,311,573
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 22,582,464

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES - 1.5%
$ 4,332,000 (d) GCI LLC 4 .750% 10/15/28 $ 4,074,299
7,400,000 Level 3 Financing Inc 11 .000 11/15/29 8,394,676
TOTAL TELECOMMUNICATION SERVICES 12,468,975
TRANSPORTATION - 1.5%
5,279,000 XPO CNW Inc 6 .700 05/01/34 5,410,975
4,420,000 (d) XPO Inc 7 .125 06/01/31 4,576,326
2,785,000 (d) XPO Inc 6 .250 06/01/28 2,812,825
TOTAL TRANSPORTATION 12,800,126
TOTAL CORPORATE BONDS
(Cost $351,049,289) 340,772,964
SHARES DESCRIPTION RATE ISSUE PRICE CAP PRICE MATURITY VALUE
2,425,485 STRUCTURED NOTES - 0 .3% 2,425,485
14,500 JPMorgan Chase Bank NA 9 .000% $166.7400 $186.4300 12/23/25 2,425,485
TOTAL STRUCTURED NOTES
(Cost $2,417,704) 2,425,485
TOTAL LONG-TERM INVESTMENTS
(Cost $838,564,000) 830,272,321
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.2%
10,228,508 (h) State Street Navigator Securities Lending Government Money
Market Portfolio
4 .340 (i) 10,228,508
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $10,228,508) 10,228,508
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.7%
22564842 REPURCHASE AGREEMENTS - 2 .7% 22564842
21,875,000 (j) Fixed Income Clearing Corporation 4 .300 06/02/25 21,875,000
689,842 (k) Fixed Income Clearing Corporation 1 .360 06/02/25 689,842
TOTAL REPURCHASE AGREEMENTS
(Cost $22,564,842) 22,564,842
TOTAL SHORT-TERM INVESTMENTS
(Cost $22,564,842) 22,564,842
TOTAL INVESTMENTS - 101 .0%
(Cost $ 871,357,350 ) 863,065,671
OTHER ASSETS & LIABILITIES, NET -  (1.0)% (8,224,872)
NET ASSETS - 100% $ 854,840,799
ADR American Depositary Receipt
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Perpetual security. Maturity date is not applicable.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $9,736,320.
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $206,722,230 or 24.0% of Total Investments.
(e) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(f) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(g) When-issued or delayed delivery security.
(h) Investments made with cash collateral received from securities on loan.
(i) The rate shown is the one-day yield as of the end of the reporting period.
(j) Agreement with Fixed Income Clearing Corporation, 4.300% dated 5/30/25 to be repurchased at $21,882,839 on 6/2/25, collateralized by Government Agency Securities, with coupon rate 4.125% and maturity date 10/31/31, valued at $22,312,588.
(k) Agreement with Fixed Income Clearing Corporation, 1.360% dated 5/30/25 to be repurchased at $689,920 on 6/2/25, collateralized by Government Agency Securities, with coupon rate 3.750% and maturity date 8/15/27, valued at $703,689.

Portfolio of Investments May 31, 2025
(continued)
Flexible Income

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Flexible Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional Preferred $ – $ 292,769,022 $ – $ 292,769,022
$25 Par (or similar) Retail Preferred 77,950,494 – – 77,950,494
Common Stocks 83,884,509 – – 83,884,509
Convertible Bonds – 13,840,671 – 13,840,671
Convertible Preferred Securities 18,629,176 – – 18,629,176
Corporate Bonds – 340,772,964 – 340,772,964
Structured Notes – 2,425,485 – 2,425,485
Investments Purchased with Collateral from Securities
Lending 10,228,508 – – 10,228,508
Short-Term Investments:
Repurchase Agreements – 22,564,842 – 22,564,842
Total $ 190,692,687 $ 672,372,984 $ – $ 863,065,671